Warrants	12 Months Ended
Dec. 31, 2011
Warrants
7.	Warrants

On December 3, 2010, the Company issued 6,000,000 Units to New World in a private placement, with each Unit consisting of one share of the Company’s $0.001 par value common stock and one warrant to purchase a share of the Company’s $0.001 par value common stock at $0.0625 at any time within 3 years, for cash proceeds of $300,000. The relative fair value of the warrants issued was $46,500, which was calculated using the Black-Scholes option pricing model.  Variables used in the valuation include (1) discount rate of 1.9%, (2) expected life of 3 years, (3) expected volatility of 504% and (4) zero expected dividends.

On January 3, 2011, the Company issued 3,000,000 Units to New World in a private placement, with each Unit consisting one share of the Company’s $0.001 par value common stock and one warrant to purchase a share of the Company’s $0.001 par value common stock at $0.0625 at any time until January 3, 2014, for cash proceeds of $150,000. On January 6, 2011, the Company completed a private placement of an additional 3,000,000 Units to New World on similar terms, for cash proceeds of $150,000. The relative fair value of the warrants issued was $46,000, which was calculated using the Black-Scholes option pricing model.  Variables used in the valuation include (1) discount rate of 1.9%, (2) expected life of 3 years, (3) expected volatility of 504% and (4) zero expected dividends. .

All shares of common stock and warrants issued to New World have been redeemed.

On June 30, 2011, the Company entered into an agreement to issue 100,000 Units to North American Gold Corp. in a private placement, for $1.00 per Unit, with each Unit consisting of one share of Common Stock and one Warrant to purchase a share of Common Stock at $1.20 at any time until June 30, 2014, for cash proceeds of $100,000. The fair market value of the Warrants on the date of issuance was $15,467, which was calculated using the Black-Scholes option pricing model.  Variables used in the valuation include (1) discount rate of 1.9%, (2) expected life of 3 years, (3) expected volatility of 386% and (4) zero expected dividends.

On August 29, 2011, the Company entered into an agreement to issue 100,000 Units to North American in a private placement, with each Unit consisting of one share of the Company’s $0.001 par value common stock and one warrant to purchase a share of the Company’s $0.001 par value common stock at $1.20 at any time until August 29, 2014, for cash proceeds of $100,000. The relative fair market value of the warrants on the date of issuance was $44,000, which was calculated using the Black-Scholes option pricing model.  Variables used in the valuation include (1) discount rate of 0.49%, (2) expected life of 3 years, (3) expected volatility of 536% and (4) zero expected dividends.

A summary of warrant activity for the year ended December 31, 2011 is presented below:

			Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	intrinsic
	Warrants	price	life (years)	value
Outstanding December 31, 2010	6,000,000	$0.0625
Granted	6,200,000	0. 0227
Exercised	-	-
Forfeited or cancelled	(12,000,000)	(0.0031)
Expired	-	-
Outstanding December 31, 2011	200,000	$1.20	2.58	$59,467